CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012
OPERATING ACTIVITY
Net income (loss)	$ (160)	$ 434	$ 969	$ 1,722	$ 2,156	$ 1,579
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation	147	94	396	320	414	391
Provision for loan losses			27	106	106	902
ESOP compensation expense	48	42	145	106	191	159
Stock based compensation expense	132		399	228	228
Gain on sale of securities			(294)	(22)	(22)	(246)
Loss on disposal of assets			0	9	9	69
Loss on sale of other real estate owned		36	69	183	219	20
Amortization of core deposit intangible			89	0
Accretion of fair value adjustments related to loans			(456)	0
Accretion of fair value adjustments related to deposits			(22)
Amortization of fair value related to subordinated debenture			32	0
Net amortization on securities	117	257	506	634	891	724
Net gains on mortgage banking activity	(66)	(161)	(433)	(540)	(701)	(442)
Origination of loans held for sale	(1,732)	(1,925)	(5,844)	(8,532)	(10,482)	(12,699)
Proceeds from loans held for sale	1,973	2,317	6,022	9,103	11,420	13,434
Increase in cash value of life insurance	62	(53)	(164)	(149)	(202)	(218)
Net gain on sale of loans	(66)	(186)			(701)	(442)
Deferred income tax (benefit) expense	(28)	63	16	237	300	(41)
Loss on fictitious loans						151
Change in asset and liabilities, net of assets and liabilities acquired:
Accrued interest receivable	8	110	158	11	121	129
Other assets	15	165	(175)	66	188	159
Accrued interest payable	(245)	(333)	161	235	(98)	(59)
Other liabilities	(114)	(374)	859	606	232	(533)
Net cash from operating activities	157	647	2,460	4,323	4,970	3,479
Securities available for sale:
Proceeds from calls		4,370	10,536	6,895	11,265	54,685
Proceeds from maturities	415	100	385	2,584	2,684	665
Proceeds from sales			19,721	4,145	4,145	15,969
Purchases		(14,271)	(1,379)	(14,528)	(28,799)	(94,928)
Principal payments received	1,228	3,527	4,424	9,053	12,580	6,444
Cash paid for acquisition, net of cash acquired			1,445	0
Loan originations and principal payments on loans, net	(1,723)	1,942	(2,932)	2,248	4,190	496
Proceeds from the sale of other real estate owned		309	114	290	599	543
Purchase of office properties and equipment	(217)	(49)	(432)	(493)	(542)	(216)
Purchase of Federal Home Loan Bank Stock						(47)
Net cash from investing activities	(297)	(4,072)	31,882	10,194	6,122	(16,389)
FINANCING ACTIVITIES
Net change in deposits	(7,900)	(1,168)	(8,278)	(17,964)	(19,132)	(6,250)
Payments on Federal Home Loan Bank borrowings	(30,772)	(924)	(14,360)	(3,518)	(4,442)	(5,445)
Cash dividend paid	(125)	(135)	(556)	(363)	(498)	(405)
Payment of Financing and Stock Issuance Costs			(212)
Stock repurchases	(71)		(331)	(2,258)	(2,258)
Proceeds from Federal Home Loan Bank borrowings	37,500
Net cash from financing activities	(1,368)	(2,227)	(23,737)	(24,103)	(26,330)	(12,100)
CHANGE IN CASH AND CASH EQUIVALENTS	(1,508)	(5,652)	10,605	(9,586)	(15,238)	(25,010)
Cash and cash equivalents at beginning of year	8,192	23,430	6,684	17,778	23,430	48,440
CASH AND CASH EQUIVALENTS AT END OF PERIOD	6,684	17,778	17,289	8,192	8,192	23,430
Cash paid during the year for:
Interest on deposits and advances	707	1,041	1,442	2,271	2,426	3,312
Income taxes	94		0	250	350	250
Stock issued for consideration paid in acquisition			7,836	0
Real estate acquired in settlement of loans		119	322	73	192	1,437
Real estate transferred from premises and equipment			$ 863	$ 0